Earnings Per Share	12 Months Ended
Dec. 31, 2022
Disclosure of Earnings Per Share Text Block [Abstract]
Earnings Per Share

Note 24. Earnings Per Share

The Group reports net earnings per share in accordance with IAS 33 - Earnings Per Share. The income/(loss) per share is calculated by dividing the income/(loss) for the year attributable to ordinary equity holders of the Group by the weighted average number of ordinary shares outstanding in the year.

The income/(loss) per fully diluted share shall be calculated based on the income/(loss) for the year divided by the weighted average number of fully diluted shares. No dilutive effect has been identified for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
Net income/(loss) of the year	42,540	(100,863)	(10,447)
Number of ordinary shares issued at December 31*	101,110	101,110	97,129
Weighted average basic number of ordinary shares	101,110	98,143	97,129
Assumed exercise of share equivalents	—	—	—
Weighted average diluted number of shares	101,110	98,143	97,129
Basic and diluted income/(loss) per share in the year	0.42	(1.03)	(0.11)

*	Includes 903,075 shares held under put option before the transaction as such ordinary shareholders were entitled to receive dividends.